Investments in Affiliate Companies (Details Narrative) $ in Thousands		2 Months Ended	3 Months Ended		4 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Jan. 04, 2021 shares	Feb. 18, 2015 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2017 USD ($)	Apr. 21, 2020 USD ($)	Aug. 25, 2021 shares	Oct. 15, 2021 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Investments in affiliate companies								$ 99,292	$ 125,744
Equity in net earnings of affiliated companies								$ (25,815)	$ 69,275	$ (1,293)
Navios Acquisition [Member] | Navios Acquisition's Ship Mortgage Notes [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares						44,117,647
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate						8.125%
Redemption date						Sep. 25, 2021
Navios Partners [Member]
Equity Method Investment, Ownership Percentage								10.30%	10.30%
Investments in affiliate companies								$ 99,292	$ 125,744
Loss on investments								97,688
Difference between carrying amount of investment and underlying equity in net assets of equity method investee								142,080	56,351
Equity in net earnings of affiliated companies								(25,815)	66,745	5,466
Dividends received								637	$ 519	1,449
Market value of the investment								$ 82,636
Navios Partners [Member] | Upon NMCI and NNA Merger [Member]
Partners' Capital Account, Units | shares								3,183,199	3,183,199
Equity Method Investment, Ownership Percentage								10.30%	10.30%
Navios Acquisition [Member]
Loss on investments										13,368
Equity in net earnings of affiliated companies								$ 0	$ 1,944	13,129
Dividends received								0	243	5,838
Shares conversion rate							0.1275
Partners' Capital Account, Units, Acquisitions | shares							3,388,226
Navios Containers [Member]
Equity in net earnings of affiliated companies								$ 0	$ 595	130
Navios Europe II [Member] | Navios Revolving Loans II [Member]
Loans and Leases Receivable, Related Parties		$ 14,000
Revolving Credit Facility Maximum Borrowing Capacity		43,500
Line of Credit Facility, Increase (Decrease), Net				$ 14,000
Navios Europe II [Member] | Junior Loan II [Member]
Repayments of Debt					$ 5,000
Navios Containers [Member] | Navios Partners [Member] | NMCI Merger [Member]
Shares conversion rate	0.39
Common units issued | shares	8,133,452
Navios Europe II [Member]
Investments in affiliate companies		6,650								0
Loss on investments			$ 6,650
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		$ 9,419
Number of vessels acquired		14
Due to Related Parties, Current											$ 44,300
Unrealized Gain (Loss) on Investments										$ 6,050
Navios Holdings [Member] | Navios Partners [Member]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest								2.00%
Navios Partners [Member] | Continuous Offering Program Sales Agreement [Member] | General Partner [Member]
Partners' Capital Account, Units, Sale of Units | shares								156,895	156,895
Navios Partners [Member] | Common Stock [Member] | Continuous Offering Program Sales Agreement [Member]
Partners' Capital Account, Units, Sale of Units | shares								7,687,730	7,687,730